Total Debt - Covenants And Amendments (Details)	6 Months Ended
Jun. 30, 2013
Total Debt
Amendments	Short-term obligations amounting to $115,000 have been reclassified as long term in accordance with ASC 470-10-45 - "Short-Term Obligations Expected to Be Refinanced" as Company's management has the intent to refinance these obligations on a long-term basis and such intent is supported by the financing agreement that the Company has entered on September 19, 2013 discussed in Note 22.
Covenant compliance	As at June 30, 2013, the Company was in compliance with all of its covenants contained in its credit facilities.